UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.6%

                                                  SHARES          VALUE
                                                ----------   ---------------
AUSTRALIA -- 3.1%
   CSL (A)                                          90,000   $     2,906,766
   Santos (A)                                      250,000         4,233,335
                                                             ---------------
                                                                   7,140,101
                                                             ---------------
AUSTRIA -- 1.0%
   Wienerberger (A)(B)                              90,000         2,407,572
                                                             ---------------
BRAZIL -- 2.0%
   Cia Vale do Rio Doce ADR, Cl B                  154,000         4,624,620
                                                             ---------------
CANADA -- 1.3%
   Talisman Energy                                 165,000         2,945,883
                                                             ---------------
FINLAND -- 2.1%
   Nokia (A)                                       180,000         4,913,922
                                                             ---------------
FRANCE -- 10.9%
   AXA (A)                                         130,000         3,821,892
   BNP Paribas (A)                                  40,000         3,944,320
   Cie Generale de Geophysique-Veritas * (A)        90,000         3,518,789
   Sanofi-Aventis (A)                               45,000         3,159,542
   Total (A)                                        75,000         5,744,176
   Vivendi (A)                                     125,000         5,227,683
                                                             ---------------
                                                                  25,416,402
                                                             ---------------
GERMANY -- 8.7%
   Allianz (A)                                      21,000         3,561,839
   Bayerische Motoren Werke (A)                     60,000         2,695,452
   Continental (A)                                  38,000         4,272,143
   E.ON (A)                                         25,000         4,765,507
   MAN (A)                                          30,000         3,009,592
   Stada Arzneimittel (A)                           40,000         2,066,146
                                                             ---------------
                                                                  20,370,679
                                                             ---------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                  SHARES          VALUE
                                                ----------   ---------------
GREECE -- 2.7%
   Coca Cola Hellenic Bottling (A)                 125,000   $     3,065,148
   EFG Eurobank Ergasias (A)                       135,000         3,350,072
                                                             ---------------
                                                                   6,415,220
                                                             ---------------
HONG KONG -- 1.2%
   Great Eagle Holdings (A)                      1,000,000         2,863,705
                                                             ---------------
INDIA -- 1.3%
   Infosys Technologies (B)                         75,000         2,954,250
                                                             ---------------
ITALY -- 2.7%
   Telecom Italia, Ordinary Shares (A)             800,000         1,436,236
   Telecom Italia, Savings Shares (A)            1,200,000         1,620,625
   UniCredit (A)                                   550,000         3,277,649
                                                             ---------------
                                                                   6,334,510
                                                             ---------------
JAPAN -- 19.6%
   Asahi Glass (A)                                 350,000         3,859,971
   Astellas Pharma (A)                             100,000         4,327,961
   Canon (A)                                        85,000         3,877,756
   East Japan Railway (A)                              800         6,246,430
   Fanuc (A)                                        40,000         3,170,598
   Komatsu (A)                                     170,000         4,214,008
   Kubota (A)                                      350,000         2,219,416
   Mitsubishi UFJ Financial Group (A)              400,000         3,525,572
   Nippon Oil (A)                                  500,000         3,159,832
   Nippon Yusen (A)                                400,000         3,411,664
   Nissan Chemical Industries (A)                  360,000         4,259,527
   Shionogi (A)                                    175,000         3,420,977
                                                             ---------------
                                                                  45,693,712
                                                             ---------------
NETHERLANDS -- 1.6%
   TNT (A)(B)                                      110,000         3,844,449
                                                             ---------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                  SHARES          VALUE
                                                ----------   ---------------
NORWAY -- 1.5%
   Tandberg (A)(B)                                 200,000   $     3,483,362
                                                             ---------------
PORTUGAL -- 1.8%
   Portugal Telecom (A)                            375,000         4,113,837
                                                             ---------------
SINGAPORE -- 2.1%
   DBS Group Holdings (A)                          350,000         4,865,069
                                                             ---------------
SPAIN -- 2.8%
   Banco de Sabadell (A)(B)                        335,000         2,727,390
   Inditex (A)(B)                                   80,000         3,849,634
                                                             ---------------
                                                                   6,577,024
                                                             ---------------
SWEDEN -- 1.5%
   Nordea Bank (A)                                 240,000         3,398,922
                                                             ---------------
SWITZERLAND -- 7.1%
   ABB (A)                                         125,000         3,275,195
   Credit Suisse Group (A)                          90,000         4,492,033
   Novartis (A)                                     95,000         5,636,510
   Swiss Reinsurance (A)                            50,000         3,107,534
                                                             ---------------
                                                                  16,511,272
                                                             ---------------
TAIWAN -- 1.4%
   Taiwan Semiconductor Manufacturing ADR (B)      351,765         3,341,764
                                                             ---------------
UNITED KINGDOM -- 21.2%
   Anglo American (A)                               55,000         3,142,186
   Barclays (A)                                    576,786         3,914,133
   BG Group (A)                                    150,000         3,387,892
   Cadbury                                          44,800         2,122,176
   Cadbury (A)                                     160,000         1,888,661
   Centrica (A)                                    650,000         4,033,339
   Diageo (A)                                      230,000         4,004,188
   HBOS (A)                                        600,000         3,421,784

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                  SHARES          VALUE
                                                ----------   ---------------
UNITED KINGDOM -- CONTINUED
   Kingfisher (A)                                1,100,000   $     2,555,085
   Lloyds TSB Group (A)                            425,000         2,476,673
   Persimmon (A)(B)                                415,000         2,355,455
   Royal Dutch Shell, Cl B, Cl B (A)                86,199         3,025,105
   Royal Dutch Shell, Cl B ADR, Cl B                20,000         1,403,200
   SABMiller (A)                                   175,000         3,616,022
   Vedanta Resources (A)                           110,000         4,346,997
   WPP Group (A)                                   380,000         3,604,878
                                                             ---------------
                                                                  49,297,774
                                                             ---------------
   TOTAL COMMON STOCK
      (Cost $189,157,523)                                        227,514,049
                                                             ---------------

MASTER NOTE -- 1.1%

                                                   FACE
                                                  AMOUNT
                                                ----------
UNITED STATES -- 1.1%
   Bear Stearns (C)(D)
      2.388%, 09/11/08
      (Cost $2,500,000)                         $2,500,000         2,500,000
                                                             ---------------

CASH EQUIVALENTS -- 7.1%

                                                  SHARES
                                                ----------
   Aim Liquid Asset Money Fund, 2.523% (C)(E)    6,500,000         6,500,000
   Merrill Lynch Select Institutional Fund
      2.489% (C)(E)                             10,000,000        10,000,000
                                                             ---------------
   TOTAL CASH EQUIVALENTS
      (Cost $16,500,000)                                          16,500,000
                                                             ---------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

REPURCHASE AGREEMENTS -- 5.3%

                                                   FACE
                                                  AMOUNT          VALUE
                                                ----------   ---------------
   Credit Suisse
      2.050%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price
      $5,227,527 (collateralized by a U.S.
      Treasury obligation, par value
      $5,355,000, 0.000%, 10/16/08, total
      market value $5,336,204)                  $5,227,229        $5,227,229
   Lehman Brothers (C)
      2.268%, dated 07/31/08, to be repurchased
      on 08/01/08, repurchase price
      $7,130,636 (collateralized by a
      Corporate obligation, par value
      $7,355,000, 6.250%, 09/01/37, total
      market value $7,490,696)                   7,130,187         7,130,187
                                                             ---------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $12,357,416)                                          12,357,416
                                                             ---------------
   TOTAL INVESTMENTS -- 111.1%
      (Cost $220,514,939) +                                  $   258,871,465
                                                             ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $232,957,768.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008, WAS $210,122,156 AND REPRESENTED 90.2% OF NET ASSETS.

(B) THESE SECURITIES OR A PARTIAL POSITION OF THESE SECURITIES WERE ON LOAN. THE TOTAL VALUE OF SECURITIES ON LOAN AS OF JULY 31, 2008 WAS $25,051,075.

(C) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2008 WAS $26,130,187.

(D) FLOATING RATE SECURITY. THE RATE DISCLOSED IS THE RATE IN EFFECT ON JULY 31, 2008.

(E)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR   AMERICAN DEPOSITARY RECEIPT

CL    CLASS

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $220,514,939, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $57,489,735 AND $(19,133,209), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                                   JULY 31, 2008
                                                                     (UNAUDITED)

FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


CSM-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008